Net Financial Results - Detailed Information about Financial Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Interest income	$ 3,033	$ 1,598	$ 1,472
Exchange differences	81,869	16,025	15,287
Financial accretion	15,181
Total financial income	100,083	17,623	16,759
Financial loss
Interest loss	(28,717)	(18,385)	(18,109)
Exchange differences	(27,410)	(7,075)	(3,676)
Financial accretion	(7,554)	(3,169)	(3,159)
Total financial costs	(63,681)	(28,629)	(24,944)
Other financial results
Fair value gains on financial assets at fair value through profit or loss	2,596	2,208	1,826
Gains on derivative financial instruments	933		213
Result from net monetary position	1,594
Total other financial results	5,123	2,208	2,039
Net financial results	$ 41,525	$ (8,798)	$ (6,146)